Paycheck Protection Program Loan	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Paycheck Protection Program Loan [Abstract]
PAYCHECK PROTECTION PROGRAM LOAN

NOTE 11 — PAYCHECK PROTECTION PROGRAM LOAN

During 2020, the Company received a $200,500 loan and GCES received a $490,500 loan from the Small Business Administration (SBA) as provided for under the Paycheck Protection Program (Program) established in accordance with the Coronavirus Aid, Relief, and Economic Security Act (CARES ACT) signed into law on March 27, 2020. The Company utilized the loan proceeds in accordance with established Program guidelines which would result in forgiveness of the full amount of the loan. The forgiveness of the loan resulted in no interest being charged to the Company.

In March 2021, the Company had received notification from the lending institution that the full amount of the loan had been forgiven, and the proceeds are recorded in other income in the June 30, 2021 income statement. The amount of the proceeds received under this loan at December 31, 2020 was reflected in the accompanying balance sheets as other long-term liability.

In December 2020, GCES had received notification from the lending institution that the full amount of the loan had been forgiven, and the proceeds were recorded in other income in the year ended December 31, 2020 income statement.

NOTE 11 — PAYCHECK PROTECTION PROGRAM LOAN

During 2020, the Company received a $200,500 loan from the Small Business Administration (SBA) as provided for under the Paycheck Protection Program (Program) established in accordance with the Coronavirus Aid, Relief, and Economic Security Act (CARES ACT) signed into law on March 27, 2020. The Company utilized the loan proceeds in accordance with established Program guidelines which would result in forgiveness of the full amount of the loan. The forgiveness of the loan resulted in no interest being charged to the Company.

In April 2021, the Company had received notification from the lending institution that the full amount of the loan had been forgiven. The amount of the proceeds received under this loan at December 31, 2020 is reflected in the accompanying balance sheets as other long-term liability.

Additionally, the Company received a separate loan for the benefit of GCES in the amount of $490,500 loan from the SBA under the Program. The Company utilized the loan proceeds in accordance with established Program guidelines which would result in forgiveness of the full amount of the loan in December 2020. This loan was forgiven during the year ended December 31, 2020. The forgiveness of the loan was recorded through other income during the year ended December 31, 2020.